________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                               Semi-Annual Report
                                   (Unaudited)


                        FOR THE PERIOD ENDED MAY 31, 2002



                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.18%

      Aerospace & Defense - 3.26%
           Parker-Hannifin Corporation ...........................................                    6,000               $  294,000
                                                                                                                          ----------

      Apparel Manufacturing - 2.95%
        (a)Tommy Hilfiger Corporation ............................................                   17,500                  266,525
                                                                                                                          ----------

      Auto Parts - Original - 3.07%
           Crane Company .........................................................                   10,000                  277,300
                                                                                                                          ----------

      Beverages - 3.30%
           Sensient Technologies Corporation .....................................                   12,500                  298,375
                                                                                                                          ----------

      Commercial Services - 2.63%
        (a)Cendant Corporation ...................................................                   13,000                  237,640
                                                                                                                          ----------

      Cosmetics & Personal - 3.13%
           The Dial Corporation ..................................................                   14,000                  282,800
                                                                                                                          ----------

      Electrical Equipment - 2.84%
           TXU Corporation .......................................................                    5,000                  256,650
                                                                                                                          ----------

      Electronics - Components - 2.66%
        (a)Waters Corporation ....................................................                    9,000                  239,940
                                                                                                                          ----------

      Financials - Banks, Commercial - 7.52%
           Compass Bancshares, Inc. ..............................................                   10,000                  348,000
           Zions Bancorporation ..................................................                    6,000                  330,420
                                                                                                                          ----------
                                                                                                                             678,420
                                                                                                                          ----------
      Financial - Savings / Loans / Thrift - 2.72%
        (a)AmeriCredit Corporation ...............................................                    7,000                  245,700
                                                                                                                          ----------

      Food - Processing - 11.68%
           ConAgra Foods, Inc. ...................................................                   10,000                  246,100
        (a)Flowers Foods, Inc. ...................................................                    9,750                  249,698
           McCormick & Company, Incorporated .....................................                   12,000                  315,840
           Sara Lee Corporation ..................................................                   11,500                  242,420
                                                                                                                          ----------
                                                                                                                           1,054,058
                                                                                                                          ----------
      Forest Products & Paper - 4.70%
           Bowater Incorporated ..................................................                    2,600                  136,162
           Weyerhaeuser Company ..................................................                    4,400                  288,200
                                                                                                                          ----------
                                                                                                                             424,362
                                                                                                                          ----------
      Health Care - Drugs / Pharmaceuticals - 2.90%
        (a)IVAX Corporation ......................................................                   20,000                  261,600
                                                                                                                          ----------

                                                                                                                         (Continued)

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Machine - Diversified - 3.12%
           Deere & Company .........................................................                   6,000              $  282,000
                                                                                                                          ----------

      Manufacturing - Diversified - 2.35%
           Textron, Inc. ...........................................................                   4,500                 211,770
                                                                                                                          ----------

      Medical Supplies - 3.33%
           Beckman Coulter, Inc. ...................................................                   6,000                 300,420
                                                                                                                          ----------

      Mining - 3.28%
           Newmont Mining Corporation ..............................................                   9,500                 296,495
                                                                                                                          ----------

      Oil & Gas - Equipment & Services - 3.60%
           Apache Corporation ......................................................                   5,830                 324,614
                                                                                                                          ----------

      Oil & Gas - International - 2.65%
           Unocal Corporation ......................................................                   6,500                 239,330
                                                                                                                          ----------

      Power Producers - 8.23%
           IDACORP, Inc. ...........................................................                   7,500                 263,175
           SCANA Corporation .......................................................                   8,300                 259,873
           Sempra Energy ...........................................................                   8,774                 219,525
                                                                                                                          ----------
                                                                                                                             742,573
                                                                                                                          ----------
      Restaurants & Food - 3.34%
        (a)Brinker International, Inc. .............................................                   9,000                 301,950
                                                                                                                          ----------

      Retail - Department Stores- 4.52%
           J.C. Penney Company, Inc. ...............................................                   9,500                 232,370
           The May Department Stores Company .......................................                   5,000                 175,550
                                                                                                                          ----------
                                                                                                                             407,920
                                                                                                                          ----------
      Retail - Food - 3.51%
           Albertson's, Inc. .......................................................                   9,000                 316,530
                                                                                                                          ----------

      Retail - Specialty - 2.66%
           Circuit City Stores - Circuit City Group ................................                  10,500                 240,555
                                                                                                                          ----------

      Transportation - Air - 5.23%
           SkyWest, Inc. ...........................................................                   8,900                 207,370
           Southwest Airlines Company ..............................................                  15,525                 264,391
                                                                                                                          ----------
                                                                                                                             471,761
                                                                                                                          ----------

           Total Common Stocks (Cost $7,228,937) ...........................................................               8,953,288
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.91%

      Evergreen Select Money Market Fund Class I Shares #495 .......................                  82,534             $   82,534
           (Cost $82,534)                                                                                                ----------


Total Value of Investments (Cost $7,311,471 (b)) ...................................                  100.09 %           $9,035,822
Liabilities in Excess of Other Assets ..............................................                   (0.09)%               (8,359)
                                                                                                      ------             ----------
      Net Assets ...................................................................                  100.00 %           $9,027,463
                                                                                                      ======             ==========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................             $1,869,648
           Unrealized depreciation .........................................................................               (145,297)
                                                                                                                         ----------

                      Net unrealized appreciation ..........................................................             $1,724,351
                                                                                                                         ==========






















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $7,311,471) ..........................................................                $ 9,035,822
      Cash .............................................................................................                        769
      Income receivable ................................................................................                     11,168
      Other assets .....................................................................................                      3,560
      Due from advisor (note 2) ........................................................................                      1,554
                                                                                                                        -----------

           Total assets ................................................................................                  9,052,873
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     25,410
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 9,027,463
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 7,693,931
      Undistributed net investment income ..............................................................                        416
      Accumulated net realized loss on investments .....................................................                   (391,235)
      Net unrealized appreciation on investments .......................................................                  1,724,351
                                                                                                                        -----------
                                                                                                                        $ 9,027,463
                                                                                                                        ===========
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($8,332,094 / 507,089 shares) ...............................................................                $     16.43
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($695,369 / 44,100 shares) ..................................................................                $     15.77
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $15.77) ............................................                $     16.26
                                                                                                                        ===========
















See accompanying notes to financial statements

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2002
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Dividends .......................................................................................              $  73,678
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 43,286
           Fund administration fees (note 2) ...............................................................                  5,411
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  2,553
           Custody fees ....................................................................................                  2,549
           Registration and filing administration fees (note 2) ............................................                  1,872
           Fund accounting fees (note 2) ...................................................................                 18,433
           Audit fees ......................................................................................                  6,964
           Legal fees ......................................................................................                  7,111
           Securities pricing fees .........................................................................                  1,397
           Shareholder recordkeeping fees ..................................................................                 12,000
           Other accounting fees (note 2) ..................................................................                  6,589
           Shareholder servicing expenses ..................................................................                  2,001
           Registration and filing expenses ................................................................                  1,374
           Printing expenses ...............................................................................                  1,529
           Trustee fees and meeting expenses ...............................................................                  3,991
           Other operating expenses ........................................................................                  2,244
                                                                                                                          ---------

               Total expenses ..............................................................................                119,304
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                 (8,633)
                    Investment advisory fees waived (note 2) ...............................................                (43,225)
                                                                                                                          ---------

               Net expenses ................................................................................                 67,446
                                                                                                                          ---------

                    Net investment income ..................................................................                  6,232
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .......................................................                241,295
      Increase in unrealized appreciation on investments ...................................................                652,667
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                893,962
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 900,194
                                                                                                                          =========







See accompanying notes to financial statements

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Period ended     Year ended
                                                                                                           May 31,      November 30,
                                                                                                          2002 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     Operations
         Net investment income ............................................................              $    6,232      $   17,369
         Net realized gain (loss) from investment transactions ............................                 241,295        (309,292)
         Increase in unrealized appreciation on investments ...............................                 652,667         256,993
                                                                                                         ----------      ----------

              Net increase (decrease) in net assets resulting from operations .............                 900,194         (34,930)
                                                                                                         ----------      ----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ...............................                  (5,816)        (32,993)
         Net realized gain from investment transactions - Institutional Class Shares ......                       0      (1,195,702)
         Net realized gain from investment transactions - Investor Class Shares ...........                       0        (123,375)
         In excess of net realized gains - Institutional Class Shares .....................                       0         (11,786)
         In excess of net realized gains - Investor Class Shares ..........................                       0          (1,236)
                                                                                                         ----------      ----------
              Decrease in net assets resulting from distributions .........................                  (5,816)     (1,365,092)
                                                                                                         ----------      ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .............                  57,803       1,186,902
                                                                                                         ----------      ----------

                     Total increase (decrease) in net assets ..............................                 952,181        (213,120)
NET ASSETS
     Beginning of period ..................................................................               8,075,282       8,288,402
                                                                                                         ----------      ----------

     End of period   (including undistributed net investment income of $416 in 2002) ......              $9,027,463      $8,075,282
                                                                                                         ==========      ==========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                                         -----------------------------------------------------------
                                                                                 Period ended                    Year ended
                                                                               May 31, 2002 (a)               November 30, 2001
                                                                           Shares           Value          Shares           Value
                                                                         -----------------------------------------------------------
----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
----------------------------------------------------------
Shares sold ..............................................                  236,265      $3,889,160           3,824      $   57,971
Shares issued for reinvestment of distributions ..........                      371           5,816          77,300       1,235,206
Shares redeemed ..........................................                 (226,612)     (3,744,883)        (11,521)       (178,284)
                                                                         ----------      ----------      ----------      ----------
     Net increase ........................................                   10,024      $  150,093          69,603      $1,114,893
                                                                         ==========      ==========      ==========      ==========
----------------------------------------------------------
                  INVESTOR CLASS SHARES
----------------------------------------------------------
Shares sold ..............................................                    1,489      $   22,978           5,264      $   80,107
Shares issued for reinvestment of distributions ..........                        0               0           8,385         129,886
Shares redeemed ..........................................                   (7,620)       (115,268)         (9,563)       (137,984)
                                                                         ----------      ----------      ----------      ----------
     Net (decrease) increase .............................                   (6,131)     $  (92,290)          4,086      $   72,009
                                                                         ==========      ==========      ==========      ==========
----------------------------------------------------------
                       FUND SUMMARY
----------------------------------------------------------
Shares sold ..............................................                  237,754      $3,912,138           9,088      $  138,078
Shares issued for reinvestment of distributions ..........                      371           5,816          85,685       1,365,092
Shares redeemed ..........................................                 (234,232)     (3,860,151)        (21,084)       (316,268)
                                                                         ----------      ----------      ----------      ----------
     Net increase ........................................                    3,893      $   57,803          73,689      $1,186,902
                                                                         ==========      ==========      ==========      ==========

See accompanying notes to financial statements

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended   Year ended     Year ended     Year ended     Year ended
                                                              May 31,     November 30,   November 30,   November 30,   November 30,
                                                             2002 (a)         2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................... $    14.80     $    17.55     $    16.80     $    14.21     $    18.20

      Income (loss) from investment operations
           Net investment income ..........................       0.01           0.04           0.09           0.03           0.03
           Net realized and unrealized gain (loss)
               on investments .............................       1.63           0.09           1.99           2.58          (1.70)
                                                            ----------     ----------     ----------     ----------     ----------
               Total from investment operations ...........       1.64           0.13           2.08           2.61          (1.67)
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income ..........................      (0.01)         (0.07)         (0.05)         (0.02)          0.00
           Net realized gain from investment transactions .       0.00          (2.81)         (1.28)          0.00          (2.32)
                                                            ----------     ----------     ----------     ----------     ----------
               Total distributions ........................      (0.01)         (2.88)         (1.33)         (0.02)         (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ............................ $    16.43     $    14.80     $    17.55     $    16.80     $    14.21
                                                            ==========     ==========     ==========     ==========     ==========

Total return ..............................................      11.10 %        (0.41)%        12.89 %        18.41 %       (10.94)%
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period ........................... $8,332,094     $7,358,919     $7,501,967     $5,796,478     $4,929,525
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..       2.70 %         2.85 %         1.87 %         2.81 %         2.60 %
           After expense reimbursements and waived fees ...       1.50 %         1.50 %         1.50 %         1.50 %         1.50 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..      (0.99)%        (1.07)%         0.17 %        (1.07)%        (0.93)%
           After expense reimbursements and waived fees ...       0.20 %         0.28 %         0.54 %         0.24 %         0.17 %

      Portfolio turnover rate .............................      18.85 %        66.38 %       105.27 %       114.00 %        89.04 %


(a) Unaudited.











                                                                                                                         (Continued)

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended    Year ended     Year ended     Year ended     Year ended
                                                              May 31,     November 30,   November 30,   November 30,   November 30,
                                                             2002 (a)         2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................... $    14.26     $    17.04     $    16.41     $    13.96     $    18.04

      Income (loss) from investment operations
           Net investment loss ............................      (0.04)         (0.07)         (0.04)         (0.11)         (0.09)
           Net realized and unrealized gain (loss)
               on investments .............................       1.55           0.10           1.95           2.56          (1.67)
                                                            ----------     ----------     ----------     ----------     ----------
               Total from investment operations ...........       1.51           0.03           1.91           2.45          (1.76)
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net realized gain from investment transactions .       0.00          (2.81)         (1.28)          0.00          (2.32)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ............................ $    15.77     $    14.26     $    17.04     $    16.41     $    13.96
                                                            ==========     ==========     ==========     ==========     ==========

Total return (b) ..........................................      10.59 %        (1.18)%        12.17 %        17.55 %       (11.67)%
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period ........................... $  695,369     $  716,363     $  786,435    $ 1,031,661     $1,766,893
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..       3.46 %         3.60 %         2.63 %         3.56 %         3.35 %
           After expense reimbursements and waived fees ...       2.25 %         2.25 %         2.25 %         2.25 %         2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ..      (1.75)%        (1.81)%        (0.57)%        (1.82)%        (1.67)%
           After expense reimbursements and waived fees ...      (0.54)%        (0.46)%        (0.19)%        (0.51)%        (0.57)%

      Portfolio turnover rate .............................      18.85 %        66.38 %       105.27 %       114.00 %        89.04 %

(a) Unaudited.

(b) Total return does not reflect payment of a sales charge.










See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes
         - Institutional Class Shares and Investor Class Shares. Only Institutional Class Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  The Fund has capital loss carryforwards for federal income tax purposes of $623,278, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.




                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         Capital Management Associates, Inc. currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $8,633 of the operating expenses incurred by the Fund for the period ended May 31, 2002. The Advisor has also voluntarily waived a portion of its fee amounting to $43,225 ($0.08 per share) for the period ended May 31, 2002.

         The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.





                                                                    (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002
                                   (Unaudited)


         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2002, the Distributor retained sales charges in the amount of $43.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $2,553 of such expenses for the period ended May 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $2,041,363 and $1,552,343, respectively, for the period ended May 31, 2002.

                    (This page was intentionally left blank.)

                    (This page was intentionally left blank.)

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                               Semi-Annual Report
                                   (Unaudited)


                        FOR THE PERIOD ENDED MAY 31, 2002



                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 70.23%

      Apparel Manufacturing - 6.30%
        (a)Charming Shoppes, Inc. ......................................................                 1,500              $ 11,625
        (a)Tommy Hilfiger Corporation ..................................................                 1,400                21,322
                                                                                                                            --------
                                                                                                                              32,947
                                                                                                                            --------
      Cosmetics & Personal - 3.86%
           The Dial Corporation ........................................................                 1,000                20,200
                                                                                                                            --------

      Educational Services - 2.63%
        (a)Sylvan Learning Systems, Inc. ...............................................                   500                13,750
                                                                                                                            --------

      Electrical Equipment - 3.48%
           Baldor Electric Company .....................................................                   750                18,188
                                                                                                                            --------

      Electronics - Components - 2.35%
        (a)Axcelis Technologies, Inc. ..................................................                 1,000                12,290
                                                                                                                            --------

      Electronics - Semiconductor - 2.19%
        (a)Photronics, Inc. ............................................................                   500                11,435
                                                                                                                            --------

      Engineering & Construction - 2.80%
        (a)Cognizant Technology Solutions Corporation ..................................                   300                14,631
                                                                                                                            --------

      Financials - Banks, Commercial - 6.65%
           Compass Bancshares, Inc. ....................................................                   500                17,400
           Cullen/Frost Bankers, Inc. ..................................................                   450                17,365
                                                                                                                            --------
                                                                                                                              34,765
                                                                                                                            --------
      Manufacturing - Diversified - 1.19%
        (a)Agere Systems Inc. ..........................................................                 2,000                 6,240
                                                                                                                            --------

      Medical Supplies - 2.87%
        (a)Coherent, Inc. ..............................................................                   500                15,025
                                                                                                                            --------

      Oil & Gas - Drilling - 5.82%
           Cabot Oil & Gas Corporation .................................................                   650                14,918
        (a)Oceaneering International, Inc. .............................................                   500                15,500
                                                                                                                            --------
                                                                                                                              30,418
                                                                                                                            --------
      Oil & Gas - Equipment & Services - 3.59%
        (a)Bolt Technology Corporation .................................................                 3,000                13,500
        (a)Superior Energy Services, Inc. ..............................................                   500                 5,260
                                                                                                                            --------
                                                                                                                              18,760
                                                                                                                            --------
      Power Producers - 3.55%
           Cleco Corporation ...........................................................                   800                18,536
                                                                                                                            --------


                                                                                                                        (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                         Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Real Estate Investment - 4.33%
           Crown American Realty Trust ...................................................                2,500             $ 22,625
                                                                                                                            --------

      Restaurants & Food Service - 3.50%
        (a)RARE Hospitality International, Inc. ..........................................                  650               18,297
                                                                                                                            --------

      Retail - Building Supplies - 3.48%
        (a)Advanced Energy Industries, Inc. ..............................................                  600               18,180
                                                                                                                            --------

      Transportation - Air - 2.67%
           SkyWest, Inc. .................................................................                  600               13,980
                                                                                                                            --------

      Utilities - Gas - 4.03%
           South Jersey Industries, Inc. .................................................                  600               21,078
                                                                                                                            --------

      Utilities - Water - 4.94%
           Philadelphia Suburban Corporation .............................................                  775               16,043
           Southwest Water Company .......................................................                  525                9,775
                                                                                                                            --------
                                                                                                                              25,818
                                                                                                                            --------

           Total Common Stocks (Cost $289,867) ................................................................              367,163
                                                                                                                            --------

INVESTMENT COMPANIES - 9.25%

      Evergreen Money Market Fund Class I Shares #218 ....................................               24,169               24,169
      Evergreen Select Money Market Fund Class I Shares #495 .............................               24,170               24,170
                                                                                                                            --------

           Total Investment Companies (Cost $48,339) ..........................................................               48,339
                                                                                                                            --------

Total Value of Investments (Cost $338,206 (b)) ...........................................                79.48 %           $415,502
Other Assets Less Liabilities ............................................................                20.52 %            107,256
                                                                                                         ------             --------
      Net Assets .........................................................................               100.00 %           $522,758
                                                                                                         ======             ========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ............................................................................            $ 90,542
           Unrealized depreciation ............................................................................             (13,246)
                                                                                                                           --------

                      Net unrealized appreciation .............................................................            $ 77,296
                                                                                                                           ========


See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $338,206) .............................................................                 $ 415,502
      Cash ..............................................................................................                    75,391
      Income receivable .................................................................................                       712
      Receivable for investments sold ...................................................................                    16,800
      Due from advisor (note 2) .........................................................................                    21,086
      Other assets ......................................................................................                     5,314
                                                                                                                          ---------

           Total assets .................................................................................                   534,805
                                                                                                                          ---------

LIABILITIES
      Accrued expenses ..................................................................................                    12,047
                                                                                                                          ---------

NET ASSETS ..............................................................................................                 $ 522,758
                                                                                                                          =========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $ 539,112
      Undistributed net investment income ...............................................................                       365
      Accumulated net realized loss on investments ......................................................                   (94,015)
      Net unrealized appreciation on investments ........................................................                    77,296
                                                                                                                          ---------
                                                                                                                          $ 522,758
                                                                                                                          =========
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($447,378 / 33,666 shares) ...................................................................                 $   13.29
                                                                                                                          =========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($75,380 / 5,785 shares) .....................................................................                 $   13.03
                                                                                                                          =========
      Maximum offering price per share (100 / 97 of $13.03) .............................................                 $   13.43
                                                                                                                          =========



















See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2002
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Dividends ............................................................................................          $  3,722
                                                                                                                           --------

      Expenses
           Investment advisory fees (note 2) ....................................................................             2,191
           Fund administration fees (note 2) ....................................................................               274
           Distribution and service fees - Investor Class Shares (note 3) .......................................               274
           Custody fees .........................................................................................             2,403
           Registration and filing administration fees (note 2) .................................................               386
           Fund accounting fees (note 2) ........................................................................            18,022
           Audit fees ...........................................................................................             6,981
           Legal fees ...........................................................................................             7,095
           Securities pricing fees ..............................................................................             1,085
           Shareholder recordkeeping fees .......................................................................            12,000
           Other accounting fees (note 2) .......................................................................            11,726
           Shareholder servicing expenses .......................................................................             1,737
           Registration and filing expenses .....................................................................               648
           Printing expenses ....................................................................................             1,249
           Trustee fees and meeting expenses ....................................................................             1,995
           Other operating expenses .............................................................................             1,296
                                                                                                                           --------

               Total expenses ...................................................................................            69,362
                                                                                                                           --------

               Less:
                    Expense reimbursements (note 2) .............................................................           (63,613)
                    Investment advisory fees waived (note 2) ....................................................            (2,191)
                    Distribution and service fees waived - Investor Class Shares (note 3) .......................              (266)
                                                                                                                           --------

               Net expenses .....................................................................................             3,292
                                                                                                                           --------

                    Net investment income .......................................................................               430
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ............................................................             5,111
      Increase in unrealized appreciation on investments ........................................................            37,717
                                                                                                                           --------

           Net realized and unrealized gain on investments ......................................................            42,828
                                                                                                                           --------

               Net increase in net assets resulting from operations .............................................          $ 43,258
                                                                                                                           ========






See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Period ended      Year ended
                                                                                                          May 31,       November 30,
                                                                                                         2002 (a)           2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     Operations
         Net investment income ...............................................................          $     430         $     367
         Net realized gain (loss) from investment transactions ...............................              5,111           (48,370)
         Increase in unrealized appreciation on investments ..................................             37,717            37,678
                                                                                                        ---------         ---------
              Net increase (decrease) in net assets resulting from operations ................             43,258           (10,325)
                                                                                                        ---------         ---------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ..................................                  0              (905)
         In excess of net investment income - Institutional Class Shares .....................                  0              (132)
         Net realized gain from investment transactions - Institutional Class Shares .........                  0           (28,734)
         Net realized gain from investment transactions - Investor Class Shares ..............                  0            (4,048)
                                                                                                        ---------         ---------
              Decrease in net assets resulting from distributions ............................                  0           (33,819)
                                                                                                        ---------         ---------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (b) .....            103,876          (136,044)
                                                                                                        ---------         ---------

                     Total increase (decrease) in net assets .................................            147,134          (180,188)

NET ASSETS
     Beginning of period .....................................................................            375,624           555,812
                                                                                                        ---------         ---------

     End of period   (including undistributed net investment income of $365 in 2002) .........          $ 522,758         $ 375,624
                                                                                                        =========         =========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                                    ----------------------------------------------------------------
                                                                            Period ended                         Year ended
                                                                          May 31, 2002 (a)                   November 30, 2001
                                                                      Shares            Value             Shares            Value
                                                                    ----------------------------------------------------------------
------------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
------------------------------------------------------------
Shares sold ................................................            7,730         $ 103,876            10,530         $ 134,015
Shares issued for reinvestment of distributions ............                0                 0             2,201            29,771
Shares redeemed ............................................                0                 0           (24,160)         (306,789)
                                                                    ---------         ---------         ---------         ---------
     Net increase (decrease) ...............................            7,730         $ 103,876           (11,429)        $(143,003)
                                                                    =========         =========         =========         =========
------------------------------------------------------------
                   INVESTOR CLASS SHARES
------------------------------------------------------------
Shares sold ................................................                0         $       0               218         $   2,911
Shares issued for reinvestment of distributions ............                0                 0               303             4,048
Shares redeemed ............................................                0                 0                 0                 0
                                                                    ---------         ---------         ---------         ---------
     Net increase ..........................................                0         $       0               521         $   6,959
                                                                    =========         =========         =========         =========
------------------------------------------------------------
                       FUND SUMMARY
------------------------------------------------------------
Shares sold ................................................            7,730         $ 103,876            10,748         $ 136,926
Shares issued for reinvestment of distributions ............                0                 0             2,504            33,819
Shares redeemed ............................................                0                 0           (24,160)         (306,789)
                                                                    ---------         ---------         ---------         ---------
     Net increase (decrease) ...............................            7,730         $ 103,876           (10,908)        $(136,044)
                                                                    =========         =========         =========         =========


See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Period ended     Year ended      Year ended     Period ended
                                                                        May 31,      November 30,    November 30,    November 30,
                                                                       2002 (a)          2001            2000          1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................      $  11.88        $  13.06        $  13.91        $  10.99

      Income (loss) from investment operations
           Net investment income (loss) .........................          0.01            0.02            0.03           (0.01)
           Net realized and unrealized gain (loss) on investments          1.40           (0.40)           1.06            2.93
                                                                       --------        --------        --------        --------

               Total from investment operations .................          1.41           (0.38)           1.09            2.92
                                                                       --------        --------        --------        --------

      Distributions to shareholders from
           Net investment income ................................          0.00           (0.03)           0.00            0.00
           Net realized gain from investment transactions .......          0.00           (0.77)          (1.94)           0.00
                                                                       --------        --------        --------        --------

               Total distributions ..............................          0.00           (0.80)          (1.94)           0.00
                                                                       --------        --------        --------        --------

Net asset value, end of period ..................................      $  13.29        $  11.88        $  13.06        $  13.91
                                                                       ========        ========        ========        ========

Total return ....................................................         11.87 %         (3.61)%          8.51 %         26.57 %
                                                                       ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period .................................      $447,378        $308,206        $488,093        $158,754
                                                                       ========        ========        ========        ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........         31.42 %(c)      30.23 %         24.48 %         55.71 %(c)
           After expense reimbursements and waived fees .........          1.50 %(c)       1.50 %          1.50 %          1.50 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........        (29.73)%(c)     (28.55)%        (22.72)%        (54.36)%(c)
           After expense reimbursements and waived fees .........          0.20 %(c)       0.18 %          0.27 %         (0.15)%(c)

      Portfolio turnover rate ...................................         11.37 %         61.84 %        131.47 %        145.58 %

(a) Unaudited.

(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(c) Annualized.


                                                                                                                         (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                     Period ended     Year ended      Year ended     Period ended
                                                                        May 31,      November 30,    November 30,    November 30,
                                                                       2002 (a)          2001            2000          1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................      $  11.65        $  12.86        $  13.82        $  10.99

      Income (loss) from investment operations
           Net investment income (loss) .........................          0.01           (0.05)          (0.08)          (0.10)
           Net realized and unrealized gain (loss) on investments          1.37           (0.39)           1.06            2.93
                                                                       --------        --------        --------        --------

               Total from investment operations .................          1.38           (0.44)           0.98            2.83
                                                                       --------        --------        --------        --------

      Distributions to shareholders from
           Net realized gain from investment transactions .......          0.00           (0.77)          (1.94)           0.00
                                                                       --------        --------        --------        --------

Net asset value, end of period ..................................      $  13.03        $  11.65        $  12.86        $  13.82
                                                                       ========        ========        ========        ========

Total return (c) ................................................         11.85 %         (4.20)%          7.67 %         25.75 %
                                                                       ========        ========        ========        ========

Ratios/supplemental data
      Net assets, end of period .................................      $ 75,380        $ 67,418        $ 67,719        $ 62,854
                                                                       ========        ========        ========        ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........         32.87 %(d)      30.46 %         24.24 %         56.45 %(d)
           After expense reimbursements and waived fees .........          1.53 %(d)       2.12 %          2.25 %          2.25 %(d)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........        (31.14)%(d)     (28.81)%        (22.55)%        (55.11)%(d)
           After expense reimbursements and waived fees .........          0.20 %(d)      (0.47)%         (0.56)%         (0.91)%(d)

      Portfolio turnover rate ...................................         11.37 %         61.84 %        131.47 %        145.58 %

(a) Unaudited.

(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(c) Total return does not reflect payment of a sales charge.

(d) Annualized.






                                                                                      See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  The Fund has capital loss carryforwards for federal income tax purposes of $94,832, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002
                                   (Unaudited)



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $2,191 ($0.06 per share) and reimbursed $63,613 of the operating expenses incurred by the Fund for the period ended May 31, 2002.

         The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2002
                                   (Unaudited)



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2002, the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $274 of such expenses for the period ended May 31, 2002.

         The Distributor has voluntarily waived a portion of its fee amounting to $266 under the Plan for the period ended May 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $40,835 and $55,133, respectively, for the period ended May 31, 2002.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________


               a series of the Capital Management Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.